Consolidated Balance Sheets Parentheticals (USD $)	Jan. 31, 2014	Jan. 31, 2013
Balance Sheets Parentheticals
Discount of Convertible Debenture Payable current,	$ 111,562	$ 0
Preferred stock shares authorized	25,000,000	25,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock shares authorized	300,000,000	300,000,000
Common stock shares issued	71,542,799	3,000,000
Common stock shares outstanding	71,542,799	3,000,000